Business Combinations - Narrative (Details) $ in Thousands, € in Millions									12 Months Ended
	Dec. 01, 2024 USD ($)	Oct. 01, 2024 USD ($)	Jan. 05, 2024 USD ($)	Dec. 01, 2023 USD ($)	Aug. 01, 2023 USD ($) individual client	Jul. 01, 2023 USD ($) individual	Feb. 08, 2023 USD ($)	Feb. 01, 2023 USD ($) company	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 01, 2023 EUR (€) company
Disclosure of detailed information about business combination [line items]
Acquisition costs									$ 0	$ 1,800	$ 11,500
Bargain purchase gain									$ 0	$ 300	$ 71,600
Pinnacle
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Trade receivables			$ 800
Acquisition-related costs			200
Revenue of combined entity since acquisition date			2,300
Profit (loss) of combined entity since acquisition date			1,000
Profit (loss) of acquirees since beginning of period			0
Revenue of acquirees since beginning of period			0
Intangible assets			$ 1,500
Dropet
Disclosure of detailed information about business combination [line items]
Revenue of combined entity since acquisition date		$ 800
Profit (loss) of combined entity since acquisition date		300
Intangible assets		$ 200
I.L.S. Brokers Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Trade receivables	$ 800
Acquisition-related costs	100
Revenue of combined entity since acquisition date	300
Profit (loss) of combined entity since acquisition date	(8)
Profit (loss) of acquirees since beginning of period	200
Revenue of acquirees since beginning of period	4,500
Other debtor receivables	300
Fixed premium	4,500
Net asset value	800
Consideration transferred	$ 5,300
Number of days after closing, adjustment	120 days
Intangible assets	$ 1,700
OTCex
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								100.00%				100.00%
Trade receivables								$ 58,900
Acquisition-related costs								600
Revenue of combined entity since acquisition date								139,600
Profit (loss) of combined entity since acquisition date								300
Profit (loss) of acquirees since beginning of period								100
Revenue of acquirees since beginning of period								151,200
Other debtor receivables								11,300
Fixed premium								10,700				€ 9.8
Net asset value								48,900				€ 45.0
Consideration transferred								$ 63,800
Number of businesses acquired | company								3				3
Intangible assets								$ 1,700
Contingent consideration, period for recognition								4 years
Contingent consideration, fair value								$ 5,000				€ 4.6
Contingent consideration, change in range of outcomes, low								1,300				1.2
Contingent consideration, change in range of outcomes, high								3,700				€ 3.4
Goodwill expected to be deductible for tax purposes								1,800
HPC SA
Disclosure of detailed information about business combination [line items]
Intangible assets								1,000
OTCex LLC
Disclosure of detailed information about business combination [line items]
Intangible assets								$ 700
GMN
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						100.00%
Revenue of combined entity since acquisition date						$ 1,400
Profit (loss) of combined entity since acquisition date						(500)
Profit (loss) of acquirees since beginning of period						(700)
Revenue of acquirees since beginning of period						2,500
Intangible assets						$ 2,600
Number of prior owners | individual						2
Costs incurred by acquiree since acquisition date						$ 300
Eagle
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Trade receivables					$ 2,000
Revenue of combined entity since acquisition date					5,800
Profit (loss) of combined entity since acquisition date					800
Profit (loss) of acquirees since beginning of period					(100)
Revenue of acquirees since beginning of period					12,100
Intangible assets					$ 5,200
Number of prior owners | individual					2
Number of customers | client					150
Cowen's Prime Services and Outsourced Trading Business
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%
Revenue of combined entity since acquisition date				$ 6,200
Profit (loss) of combined entity since acquisition date				1,200
Profit (loss) of acquirees since beginning of period				8,000
Revenue of acquirees since beginning of period				112,900
Fixed premium				25,000
Net asset value				81,300
Consideration transferred				106,300
Intangible assets				24,000
Consideration transferred, adjustments				11,600
Acquisition costs				$ 1,100
ED&F Man Capital Markets Hong Kong Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%
Acquisition costs							$ 100
Bargain purchase gain							$ 300